UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510

Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		    October 30, 2009



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 0
Form 13F Information Table Entry Total:	43
Form 13F Information Table Value Total:	487637

List of Other Included Managers: 		N/A

No. 13F File Number			Name








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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE				VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS		CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------	-----		-------	-------	---	----	-------	-------	------	------	------
ALEXANDRIA RE		COMMON 	15271109	2848	52401	SH		Sole		52401
AMB PROPERTY CORP	COMMON 	00163T109	5257	229075	SH		Sole		229075
AMB PROPERTY CORP	PUT OPTIONS	00163T109	4590	200000	SH	PUT	Sole		200000
ANNALY CAPITAL MGMT 	COMMON 	35710409	3205	176678	SH		Sole		176678
AVALON BAY CMNTYS INC	COMMON 	53484101	23465	322635	SH		Sole		322635
AVALON BAY CMNTYS INC	PUT OPTIONS	53484101	10910	150000	SH	PUT	Sole		150000
BOSTON PROP INC	COMMON	101121101	20297	309641	SH		Sole		309641
BRANDYWINE RLTY TR	COMMON 	105368203	4113	372574	SH		Sole		372574
BRE PROPERTIES INC	PREFERRED	05564E502	1580	75950	SH		Sole		75950
BRE PROP INC CL A	COMMON 	5.56E+109	23686	756753	SH		Sole		756753
CALI REALTY CORP	COMMON 	554489104	5678	175634	SH		Sole		175634
CORP OFFICE PROP	COMMON 	22002T108	14299	387712	SH		Sole		387712
DOUGLAS EMMETT INC	COMMON	25960P109	16131	1313581	SH		Sole		1313581
DUKE REALTY INVEST INC	PUT OPTIONS	264411505	7206	600000	SH	PUT	Sole		600000
EQUITY ONE INC		PUT OPTIONS	294752100	3341	213200	SH	PUT	Sole		213200
EQUITY RES PROP	COMMON	29476L107	22508	733145	SH		Sole		733145
EQUITY RES PROP	PUT OPTIONS	29476L107	10745	350000	SH	PUT	Sole		350000
ESSEX PROP TRUST INC	COMMON	297178105	11207	140827	SH		Sole		140827
FED RLT INVT TR SBI NEW	COMMON 	313747206	14310	233180	SH		Sole		233180
HCP INC			COMMON 	40414L109	18841	655559	SH		Sole		655559
HIGHWOODS PROPS INC	COMMON 	431284108	599	19039	SH		Sole		19039
ISHARES TR DJ US RE IDX	PUT OPTIONS	464287739	60207	1411000	SH	PUT	Sole		1411000
KB HOME		PUT OPTIONS	48666K109	14506	873300	SH	PUT	Sole		873300
KILROY REALTY CORP	COMMON 	49427F108	669	24131	SH		Sole		24131
LIBERTY PROP TRUST	COMMON 	531172104	6215	191044	SH		Sole		191044
MACERICH CO		COMMON 	554382101	8660	285542	SH		Sole		285542
MACERICH CO		PUT OPTIONS	554382101	10312	340000	SH	PUT	Sole		340000
MISSION WEST PPTYS	COMMON 	605203108	2395	355813	SH		Sole		355813
NRDC ACQUISITION CORP	COMMON 	62941R102	10340	1000000	SH		Sole		1000000
PROLOGIS TR		COMMON 	743410102	6808	571139	SH		Sole		571139
REGENCY CTRS CORP	PREFERRED 	758849509	392	17678	SH		Sole		17678
REGENCY REALTY CORP	COMMON 	758849103	11055	298368	SH		Sole		298368
SIMON PROP GROUP INC	COMMON 	828806109	34925	503031	SH		Sole		503031
SL GREEN REALTY CORP	COMMON 	78440X101	4025	91798	SH		Sole		91798
SL GREEN REALTY CORP	PUT OPTIONS	78440X101	877	20000	SH	PUT	Sole		20000
STARWOOD HTLS & RES	PUT OPTIONS	85590A401	6606	200000	SH	PUT	Sole		200000
TAUBMAN CENTERS INC	COMMON 	876664103	9987	276808	SH		Sole		276808
UDR INC			COMMON 	902653104	15180	964438	SH		Sole		964438
VENTAS INC		COMMON	92276F100	464	12056	SH		Sole		12056
VORNADO REALTY TRUST	COMMON 	929042109	28387	440729	SH		Sole		440729
VORNADO REALTY TRUST	PUT OPTIONS	929042109	19323	300000	SH	PUT	Sole		300000
WEINGARTEN RLTY INV	COMMON	948741103	482	24203	SH		Sole		24203
WEINGARTEN RlTY INV	PUT OPTIONS	948741103	11006	552500	SH	PUT	Sole		552500
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